NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory (Policies)	Dec. 31, 2022
Policies
Inventory

Inventory

Inventories consist of health supplements held for sale in the ordinary course of business. The Company uses the weighted average cost method to value its inventories at the lower of cost and net realizable value. The components of inventory cost include raw materials, labor, and overhead.  Net realizable value is determined using various assumptions with regard to excess or slow-moving inventories, expiration dates, current and future product demand, production planning, and market conditions.  A change in any of these variables could result in an adjustment to inventory.

An allowance for inventory was established in 2018 and is evaluated each quarter to determine if all items are still sellable due to expiration dates. As of December 31, 2022 and 2021, the total of inventory which was written off as an inventory allowance was $1,914,891 and $1,914,891.

	DECEMBER 31,	DECEMBER 31,
	2022	2021
Inventory

Inventory Classes:
Raw Materials	$1,483,764	$1,757,808
Finished Goods	310,600	194,490
Work in process	24,764	5,668
Total inventory	1,819,128	1,957,966